Note 13 - Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2014
Other Liabilities and Financial Instruments Subject to Mandatory Redemption [Abstract]
Other Liabilities Disclosure [Text Block]
13.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

(In Thousands)

	December 31
	2014	2013

Salaries, bonus and benefits	$3,094	$2,697
Engineering related expenses	1,030	645
Legal and audit fees	258	456
Value-added tax payable	158	81
Consulting fees	150	150
Withholding tax payable	138	151
Deferred income tax liabilities	119	21
Shipping expenses	92	120
Promotional expenses	56	155
Other accrued expenses	954	877

	$6,049	$5,353